VIA EDGAR

May 1, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  Variable Annuity Account Nine ("Registrant")
     Anchor Alliance Ovation Advantage Variable Annuity
     AIG SunAmerica Life Assurance Company ("Depositor")
     File Nos.  333-88414 and 811-21096

Ladies and Gentlemen:

     Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 2003 for Registrant contains no changes from the form of prospectus and statement of additional information for the Registrant submitted in Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940 to the Registrant's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 16, 2003 via EDGAR.

     Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6545.

Very truly yours,




Manda Ghaferi
Counsel